Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current portion:
Prepayments to suppliers		¥ 78,621	$ 12,049	¥ 15,903
Contract costs		13,882	2,128	12,979
VAT prepayments		470,567	72,118	360,401
Interest receivable		14,204	2,177	3,114
Deferred IPO costs				11,971
Individual income tax receivable	[1]	231,377	35,460
Others		78,435	12,020	17,570
Total		887,086	135,952	421,938
Non-current portion:
Prepayments for electronic equipment		8,978	1,376	33,970
Others		2,846	436	2,498
Total		¥ 11,824	$ 1,812	¥ 36,468

[1]	Represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.